Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 06, 2015
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Central Index Key	0001635295
Amendment Flag	false
Document Creation Date	Nov. 04, 2015
Document Effective Date	Nov. 06, 2015
Prospectus Date	Nov. 06, 2015
BNY Mellon Absolute Insight Multi-Strategy Fund | Class A
Prospectus:
Trading Symbol	MAJAX
BNY Mellon Absolute Insight Multi-Strategy Fund | Class C
Prospectus:
Trading Symbol	MAJCX
BNY Mellon Absolute Insight Multi-Strategy Fund | Class I
Prospectus:
Trading Symbol	MAJIX
BNY Mellon Absolute Insight Multi-Strategy Fund | Class Y
Prospectus:
Trading Symbol	MAJYX